Available-for-sale Financial Assets - Summary of Cost and Fair Value of Available-for-sale Financial Assets by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available for sale financial assets [Line Items]
Cost, current	R$ 25,519	R$ 23,516
Fair value, current	26,107	23,636
Cost, non-current	76,050	65,307
Fair value, non-current	76,177	64,641
Cost	101,569	88,823
Fair value	102,284	88,277
Non-stated maturity [Member]
Disclosure of available for sale financial assets [Line Items]
Cost, current	2,030	1,010
Fair value, current	2,659	1,375
Current [Member]
Disclosure of available for sale financial assets [Line Items]
Cost, current	23,489	22,506
Fair value, current	23,448	22,261
1-5 years [Member]
Disclosure of available for sale financial assets [Line Items]
Cost, non-current	44,780	39,149
Fair value, non-current	44,722	38,969
From five to ten years [Member]
Disclosure of available for sale financial assets [Line Items]
Cost, non-current	17,521	12,521
Fair value, non-current	17,439	12,329
After ten years [Member]
Disclosure of available for sale financial assets [Line Items]
Cost, non-current	13,749	13,637
Fair value, non-current	R$ 14,016	R$ 13,343